Schedule of Maturities of Long-Term Bank Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 123,159
Total	$ 123,159	$ 96,354